Discontinued Operations (Details) - Schedule of Gain on Disposal of Discontinued Operations - Discontinued operations [Member]	Nov. 21, 2023 CHF (SFr)
Discontinued Operations (Details) - Schedule of Gain on Disposal of Discontinued Operations [Line Items]
Cash consideration received	SFr 2,040,000
Cash disposed of	(115,676)
Net cash inflow on disposal	1,924,324
Other consideration received	32,685
Total consideration received	2,072,685
Net assets disposed:
Inventories	(331,466)
Prepaid expenses	(218,395)
Receivables and other assets	(677,544)
Cash and cash equivalents	(115,676)
Trade and other payables	1,104,399
Accrued liabilities	318,083
Deferred income	932,200
Foreign currency translation reserve, transfer to profit or loss	161,249
Total net assets disposed incl. currency translation reserve	1,172,850
Remeasurement of retained interest at fair value	1,960,000
Pre-tax gain on disposal of discontinued operation	5,205,535
Related tax expense
Gain on disposal of discontinued operation	SFr 5,205,535